SCHEDULE OF LEASE RECEIVABLE ASSET (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Lease asset	$ 217,584	$ 217,584	$ 217,584